Accounting Policies (Contract Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Balance as of January 1, 2018	$ 0
Acquisition of First Asia Tower Limited	10
Revenue recognized from beginning contract liability balance	(10)
Advance From Customers Related to Unsatisied performance Obligation	6
Balance as of December 31, 2018	$ 1